UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.2% of Net Assets
	ABS Car Loan – 2.4%
$2,815,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$2,851,814
570,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	574,422
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	778,656
1,140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,181,591
1,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,308,564
428,390	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	455,055
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,792,209
790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	825,503

		9,767,814

	ABS Credit Card – 1.0%
1,700,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210%, 6/15/2016	1,740,134
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,686,073
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	528,860

		3,955,067

	ABS Home Equity – 0.1%
643,547	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	606,454

	ABS Other – 0.4%
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 9/20/2013, 144A	1,626,600

	Aerospace & Defense – 0.7%
1,140,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,276,800
1,415,000	Oshkosh Corp., 8.250%, 3/01/2017	1,517,587

		2,794,387

	Airlines – 0.2%
890,000	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 1/12/2021	867,750

	Automotive – 2.7%
2,950,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	2,939,914
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	527,946
285,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	302,967

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	$940,436
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,976,691
660,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	742,161
1,380,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018, 144A	1,383,450
1,195,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	1,182,089
1,155,000	Lear Corp., 7.875%, 3/15/2018	1,241,625

		11,237,279

	Banking – 5.0%
760,000	Bank of America Corp., 5.625%, 7/01/2020	784,709
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,557,375
605,000	Citigroup, Inc., 6.125%, 5/15/2018	666,244
2,135,000	Citigroup, Inc., 6.500%, 8/19/2013	2,321,936
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	641,140
1,815,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,814,969
1,090,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	1,212,248
2,530,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	2,799,237
960,000	Morgan Stanley, 4.750%, 4/01/2014	1,000,691
615,000	Morgan Stanley, 5.375%, 10/15/2015	657,433
2,470,000	Morgan Stanley, 5.750%, 1/25/2021	2,499,218
1,900,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	1,971,873
670,000	Societe Generale, 2.500%, 1/15/2014, 144A	666,909
2,265,000	SunTrust Banks, Inc., 3.600%, 4/15/2016	2,286,975

		20,880,957

	Building Materials – 0.9%
1,915,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,940,155
795,000	USG Corp., 6.300%, 11/15/2016	699,600
1,255,000	Vulcan Materials Co., 6.500%, 12/01/2016	1,247,272

		3,887,027

	Chemicals – 0.7%
1,305,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	1,617,960

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Chemicals – continued
$ 1,330,000	RPM International, Inc., 6.125%, 10/15/2019	$1,424,865

		3,042,825

	Collateralized Mortgage Obligations – 0.5%
1,670,338	Banc of America Funding Corp., Series 2005-B, Class 3A1, 0.416%, 4/20/2035(b)	1,321,458
820,381	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.753%, 2/25/2037(b)	763,796

		2,085,254

	Commercial Mortgage-Backed Securities – 10.6%
871,280	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	879,146
2,680,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	2,870,405
446,106	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040	446,000
2,970,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	3,136,951
1,045,506	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/2040(b)	1,080,531
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/2049(b)	753,346
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.074%, 12/10/2049(b)	1,107,232
267,581	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	267,376
1,895,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	2,010,676
1,840,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	1,946,929
1,155,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	1,224,356
1,835,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,947,958
1,218,467	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,229,503
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.881%, 7/10/2038(b)	471,852
3,195,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,428,394
2,839,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	3,085,304
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,235,356
2,725,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.800%, 8/10/2045(b)	2,925,561
1,375,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.880%, 4/15/2045(b)	1,526,046
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,832,213

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$ 1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	$1,727,894
540,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	573,546
1,080,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	1,158,880
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.641%, 6/11/2042(b)	337,662
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.279%, 1/11/2043(b)	1,338,300
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,235,547
1,890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,989,984

		43,766,948

	Consumer Cyclical Services – 1.1%
370,000	Expedia, Inc., 5.950%, 8/15/2020	359,825
1,150,000	Service Corp. International, 7.000%, 5/15/2019	1,210,375
2,980,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	2,947,679

		4,517,879

	Diversified Manufacturing – 0.9%
1,200,000	Crane Co., 6.550%, 11/15/2036(c)	1,258,591
580,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	607,550
1,910,000	Votorantim Cimentos SA, 7.250%, 4/05/2041, 144A	1,886,125

		3,752,266

	Electric – 0.7%
915,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	1,016,793
720,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018, 144A	703,335
1,120,000	TransAlta Corp., 4.750%, 1/15/2015	1,196,038

		2,916,166

	Food & Beverage – 0.9%
760,000	Anheuser-Busch Cos., Inc., 4.500%, 4/01/2018	808,279
1,130,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,177,087
775,000	Sigma Alimentos SA de CV, 5.625%, 4/14/2018, 144A	790,500
753,000	Smithfield Foods, Inc., 10.000%, 7/15/2014	873,480

		3,649,346

	Government Owned - No Guarantee – 1.7%
1,960,000	Korea Development Bank, 4.000%, 9/09/2016	2,004,359

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – continued
$665,000	Petrobras International Finance Co., 6.750%, 1/27/2041	$709,631
2,535,000	Petrobras International Finance Co., 6.875%, 1/20/2040	2,699,169
1,375,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	1,650,000

		7,063,159

	Healthcare – 0.5%
575,000	HCA, Inc., 7.500%, 12/15/2023	541,938
670,000	Medco Health Solutions, 7.250%, 8/15/2013	745,967
590,000	Omnicare, Inc., 7.750%, 6/01/2020	626,137

		1,914,042

	Hybrid ARMs – 0.2%
496,602	FHLMC, 6.013%, 11/01/2036(b)	533,119
251,607	FNMA, 5.960%, 2/01/2037(b)	268,556

		801,675

	Independent Energy – 1.1%
1,210,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,361,960
1,320,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,513,161
1,165,000	Denbury Resources, Inc., 6.375%, 8/15/2021	1,165,000
415,000	SM Energy Co., 6.625%, 2/15/2019, 144A	416,038

		4,456,159

	Industrial Other – 1.1%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,441,600
1,580,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	1,687,274
1,205,000	Timken Co. (The), 6.000%, 9/15/2014	1,332,383

		4,461,257

	Media Cable – 0.8%
900,000	Cablevision Systems Corp., 7.750%, 4/15/2018	959,625
610,000	Cablevision Systems Corp., 8.000%, 4/15/2020	654,225
410,000	Cox Communications, Inc., 5.450%, 12/15/2014	456,958
1,050,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,309,561

		3,380,369

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Media Non-Cable – 1.0%
$1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	$1,457,500
600,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	648,000
2,140,000	RR Donnelley & Sons Co., 7.250%, 5/15/2018	2,140,000

		4,245,500

	Metals & Mining – 1.5%
955,000	Alcoa, Inc., 6.150%, 8/15/2020	1,011,712
525,000	APERAM, 7.375%, 4/01/2016, 144A	527,625
2,845,000	ArcelorMittal, 6.750%, 3/01/2041	2,819,844
765,000	ArcelorMittal, 9.850%, 6/01/2019	969,814
400,000	United States Steel Corp., 6.650%, 6/01/2037	351,000
640,000	United States Steel Corp., 7.375%, 4/01/2020	657,600

		6,337,595

	Mortgage Related – 15.0%
431,885	FHLMC, 4.000%, 7/01/2019	456,945
1,114,791	FHLMC, 4.500%, 12/01/2034	1,162,420
9,328,921	FHLMC, 5.000%, with various maturities from 2018 to 2040(d)	9,928,587
11,431,464	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	12,378,040
88,372	FHLMC, 6.000%, 6/01/2035	98,071
361,490	FNMA, 4.000%, 6/01/2019	382,522
5,913,698	FNMA, 4.500%, with various maturities from 2039 to 2040(d)	6,130,111
2,472,951	FNMA, 5.000%, 8/01/2039	2,631,773
17,469,759	FNMA, 5.500%, with various maturities from 2018 to 2039(d)	18,934,148
3,624,832	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	4,001,725
199,194	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	226,453
126,143	FNMA, 7.000%, with various maturities in 2030(d)	146,006
132,953	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	156,007
719,608	GNMA, 5.000%, 4/15/2038	780,925
3,020,886	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	3,327,695
454,272	GNMA, 6.000%, with various maturities from 2029 to 2037(d)	508,178

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 289,177	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	$329,934
192,975	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	224,144
66,053	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	77,410
42,179	GNMA, 8.000%, 11/15/2029	50,167
75,854	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	87,384
12,879	GNMA, 9.000%, with various maturities in 2016(d)	13,504
23,285	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	23,497

		62,055,646

	Non-Captive Consumer – 1.5%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	774,123
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	324,976
2,835,000	SLM Corp., MTN, 6.250%, 1/25/2016	2,941,312
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	364,000
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	30,150
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	113,594
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	56,524
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	36,440
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	352,700
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,245,791

		6,239,610

	Non-Captive Diversified – 3.4%
1,211,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,310,908
1,555,000	Ally Financial, Inc., 8.300%, 2/12/2015	1,737,712
1,680,000	GATX Corp., 4.750%, 5/15/2015	1,782,428
4,000,000	General Electric Capital Corp., 2.250%, 11/09/2015	3,931,980
1,595,000	General Electric Capital Corp., 5.300%, 2/11/2021	1,659,664
1,780,000	International Lease Finance Corp., 5.750%, 5/15/2016	1,752,796
670,000	International Lease Finance Corp., 6.250%, 5/15/2019	654,635
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	211,150

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Captive Diversified – continued
$ 40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	$40,900
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	203,000
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	830,000

		14,115,173

	Oil Field Services – 2.4%
2,270,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	2,406,200
1,875,000	Parker Drilling Co., 9.125%, 4/01/2018	1,978,125
1,420,000	Rowan Cos., Inc., 5.000%, 9/01/2017	1,519,302
3,845,000	Transocean, Inc., 4.950%, 11/15/2015	4,159,336

		10,062,963

	Paper – 1.2%
1,215,000	Celulosa Arauco y Constitucion SA, 5.000%, 1/21/2021	1,205,157
565,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	638,330
1,470,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	1,692,057
735,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	872,844
365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	461,141

		4,869,529

	Pharmaceuticals – 0.8%
600,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	588,000
2,810,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	2,753,800

		3,341,800

	Pipelines – 1.8%
2,950,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	2,858,904
2,775,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	2,879,062
1,255,000	ONEOK Partners LP, 8.625%, 3/01/2019	1,595,503

		7,333,469

	Property & Casualty Insurance – 0.7%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,197,952
1,005,000	Willis North America, Inc., 6.200%, 3/28/2017	1,095,791
555,000	Willis North America, Inc., 7.000%, 9/29/2019	614,967

		2,908,710

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Refining – 0.5%
$1,895,000	Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/01/2017, 144A	$2,150,825

	Sovereigns – 0.6%
2,448,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	2,604,672

	Technology – 2.6%
1,895,000	Amphenol Corp., 4.750%, 11/15/2014	2,064,695
1,405,000	Brocade Communications Systems, Inc., 6.625%, 1/15/2018	1,482,275
495,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	533,363
1,425,000	Equifax, Inc., 7.000%, 7/01/2037	1,528,897
2,615,000	Fiserv, Inc., 3.125%, 10/01/2015	2,646,770
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	76,744
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	397,772
1,775,000	National Semiconductor Corp., 3.950%, 4/15/2015	1,887,086
279,000	Xerox Corp., 5.500%, 5/15/2012	290,080

		10,907,682

	Textile – 0.4%
1,715,000	Hanesbrands, Inc., 8.000%, 12/15/2016	1,830,762

	Tobacco – 0.7%
2,835,000	Reynolds American, Inc., 7.250%, 6/15/2037	3,055,189

	Transportation Services – 0.4%
1,530,000	Erac USA Finance Co., 5.250%, 10/01/2020, 144A	1,622,856

	Treasuries – 16.8%
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	3,548,047
4,875,000	U.S. Treasury Bond, 4.375%, 5/15/2040	4,871,977
1,120,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,118,253
1,665,000	U.S. Treasury Bond, 4.750%, 2/15/2041	1,769,843
1,020,000	U.S. Treasury Bond, 5.375%, 2/15/2031	1,195,472
325,000	U.S. Treasury Note, 2.625%, 8/15/2020	314,590
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020	13,050,344
3,685,000	U.S. Treasury Note, 3.125%, 1/31/2017	3,907,250

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$21,225,000	U.S. Treasury Note, 3.625%, 8/15/2019	$22,614,580
16,690,000	U.S. Treasury Note, 3.625%, 2/15/2021(e)	17,403,230

		69,793,586

	Wireless – 3.2%
1,070,000	American Tower Corp., 4.625%, 4/01/2015	1,126,445
2,615,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 5/01/2017, 144A	2,830,737
15,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	14,981
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	10,000
585,000	NII Capital Corp., 7.625%, 4/01/2021	611,325
1,495,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	1,669,431
3,945,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,737,887
1,624,000	Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	1,603,700
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	107,625
1,520,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	1,639,700

		13,351,831

	Wirelines – 4.5%
2,795,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	2,729,317
1,980,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	1,975,050
4,653,000	Embarq Corp., 7.995%, 6/01/2036	4,767,520
1,325,000	Frontier Communications Corp., 7.875%, 4/15/2015	1,437,625
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,535,625
450,000	Frontier Communications Corp., 8.250%, 4/15/2017	489,375
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	425,375
775,000	Qwest Corp., 8.875%, 3/15/2012	815,688
3,790,000	Windstream Corp., 7.500%, 4/01/2023	3,790,000
515,000	Windstream Corp., 8.125%, 9/01/2018	545,900

		18,511,475

	Total Bonds and Notes (Identified Cost $370,221,592)	386,769,553

Shares	Description	Value (†)
Preferred Stocks – 0.6%
	Non-Captive Consumer – 0.1%
5,510	SLM Corp., Series A, 6.970%	$261,780

	Non-Captive Diversified – 0.5%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,706,596
532	Ally Financial, Inc., Series G, 7.000%, 144A	499,980

		2,206,576

	Total Preferred Stocks (Identified Cost $2,068,801)	2,468,356

Principal Amount
Short-Term Investments – 3.5%
$14,507,695	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $14,507,695 on 7/01/2011 collateralized by $14,600,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $14,800,750 including accrued interest(f) (Identified Cost $14,507,695)	14,507,695

	Total Investments – 97.3% (Identified Cost $386,798,088)(a)	403,745,604
	Other assets less liabilities – 2.7%	11,059,290

	Net Assets – 100.0%	$414,804,894

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $387,211,087 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,495,427
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,960,910)

Net unrealized appreciation	$16,534,517

At September 30, 2010, the Fund had a capital loss carryforward of $181,728 which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of this security amounted to $1,258,591 or 0.3% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $50,163,753 or 12.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	09/21/2011	Euro	16,515,000	$23,896,603	$104,787

[1]	Counterparty is Credit Suisse.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$386,769,553	$—	$386,769,553
Preferred Stocks
Non-Captive Consumer	261,780	—	—	261,780
Non-Captive Diversified	1,706,596	499,980	—	2,206,576

Total Preferred Stocks	1,968,376	499,980	—	2,468,356

Short-Term Investments	—	14,507,695	—	14,507,695
Forward Foreign Currency Contracts (unrealized appreciation)	—	104,787	—	104,787

Total	$1,968,376	$401,882,015	$—	$403,850,391

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes. Details of the Fund’s investment in foreign exchange contracts, as of June 30, 2011, are reflected in the table above.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2011, the Fund has no derivative positions subject to credit-risk-related contingent features that were in a net liability position (unrealized depreciation) by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund have mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $104,787 and the amount of loss that the Fund would incur after taking into account master netting arrangement is $104,787.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	16.8%
Mortgage Related	15.0
Commercial Mortgage-Backed Securities	10.6
Banking	5.0
Wirelines	4.5
Non-Captive Diversified	3.9
Wireless	3.2
Automotive	2.7
Technology	2.6
Oil Field Services	2.4
ABS Car Loan	2.4
Other Investments, less than 2% each	24.7
Short-Term Investments	3.5

Total Investments	97.3
Other assets less liabilities (including open forward foreign currency contracts)	2.7

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 23, 2011